UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2884

Salomon Brothers Opportunity Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS OPPORTUNITY FUND INC

FORM N-Q

NOVEMBER 30, 2005

SALOMON BROTHERS OPPORTUNITY FUND INC.

Schedule of Investments (unaudited)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 7.3%
Hotels, Restaurants & Leisure - 0.2%
7,100	Fairmont Hotels & Resorts Inc.	$274,557

Household Durables - 6.5%
309,210	Koninklijke Philips Electronics NV, New York Registered Shares	8,639,327
14,850	Liberty Homes Inc., Class A Shares (a)	98,010
22,050	Liberty Homes Inc., Class B Shares (a)	143,325

	Total Household Durables	8,880,662

Media - 0.6%
19,400	News Corp., Class A Shares	287,314
28,700	Time Warner Inc.	516,026

	Total Media	803,340

	TOTAL CONSUMER DISCRETIONARY	9,958,559

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
96,000	FHC Delaware Inc. (a)(b)*	456,000

ENERGY - 16.2%
Energy Equipment & Services - 0.7%
14,200	Diamond Offshore Drilling Inc.	888,636

Oil, Gas & Consumable Fuels - 15.5%
10,876	EnCana Corp.	482,024
112,500	Murphy Oil Corp.	5,564,250
20,900	Overseas Shipholding Group Inc.	1,065,064
228,600	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	14,086,332

	Total Oil, Gas & Consumable Fuels	21,197,670

	TOTAL ENERGY	22,086,306

FINANCIALS - 50.4%
Capital Markets - 10.2%
428,876	Bank of New York Co. Inc.	13,895,583

Commercial Banks - 3.9%
237,400	Popular Inc.	5,265,532

Diversified Financial Services - 2.4%
69,950	Leucadia National Corp.	3,314,231

Insurance - 16.3%
162,300	Chubb Corp.	15,717,132
81,900	CNA Financial Corp. *	2,788,695
8,800	Loews Corp.	849,904
40,000	Merchants Group Inc. (a)	1,181,000
66,000	Old Republic International Corp.	1,756,260

	Total Insurance	22,292,991

Real Estate - 15.9%
304,200	Forest City Enterprises Inc., Class A Shares	11,827,296
174,300	Forest City Enterprises Inc., Class B Shares (c)	6,822,102
5,500	Harbor Global Co., Ltd.	49,637
76,490	Rayonier Inc.	3,039,713

	Total Real Estate	21,738,748

Thrifts & Mortgage Finance - 1.7%
38,300	Freddie Mac	2,391,835

	TOTAL FINANCIALS	68,898,920

HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 0.1%
3,500	Stryker Corp.	151,550

See Notes to Schedule of Investments.

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SALOMON BROTHERS OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
HEALTH CARE (continued)
Health Care Providers & Services - 5.0%
10,600	Health Net Inc. *	$540,918
23,900	Humana Inc. *	1,095,337
68,508	WellPoint Inc. *	5,263,469

	Total Health Care Providers & Services	6,899,724

Pharmaceuticals - 0.9%
55,864	Pfizer Inc.	1,184,317

	TOTAL HEALTH CARE	8,235,591

INDUSTRIALS - 11.9%
Aerospace & Defense - 5.2%
56,900	General Dynamics Corp.	6,503,670
10,600	Lockheed Martin Corp.	642,360

	Total Aerospace & Defense	7,146,030

Air Freight & Logistics - 0.4%
64,300	ABX Air Inc. *	482,250

Airlines - 0.7%
52,100	AMR Corp. *	879,969

Building Products - 1.4%
43,500	Ameron International Corp.	1,955,325

Commercial Services & Supplies - 0.9%
103,550	TRC Cos. Inc. *	1,198,073

Industrial Conglomerates - 1.3%
44,100	General Electric Co.	1,575,252
8,303	Tyco International Ltd.	236,802

	Total Industrial Conglomerates	1,812,054

Machinery - 1.1%
35,300	Tecumseh Products Co., Class A Shares *	787,896
36,000	Tecumseh Products Co., Class B Shares *	732,240

	Total Machinery	1,520,136

Marine - 0.9%
25,000	Alexander & Baldwin Inc.	1,250,500

	TOTAL INDUSTRIALS	16,244,337

INFORMATION TECHNOLOGY - 2.5%
Computers & Peripherals - 1.3%
18,400	Hewlett-Packard Co.	545,928
13,300	International Business Machines Corp.	1,182,370

	Total Computers & Peripherals	1,728,298

IT Services - 0.1%
8,134	Sabre Holdings Corp., Class A Shares	186,025

Semiconductors & Semiconductor Equipment - 0.4%
21,000	National Semiconductor Corp.	543,480

Software - 0.7%
35,200	Microsoft Corp.	975,392

	TOTAL INFORMATION TECHNOLOGY	3,433,195

MATERIALS - 2.6%
Chemicals - 0.9%
6,320	Kronos Worldwide Inc.	199,396
11,121	Monsanto Co.	814,836
11,400	NL Industries Inc.	168,720

	Total Chemicals	1,182,952

See Notes to Schedule of Investments.

2

SALOMON BROTHERS OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
MATERIALS (continued)
Construction Materials - 1.5%
36,900	Lafarge North America Inc.	$2,029,500

Metals & Mining - 0.2%
7,177	Newmont Mining Corp.	331,003

	TOTAL MATERIALS	3,543,455

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
5,500	Verizon Communications Inc.	175,890

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $25,623,385)	133,032,253

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS (d)(e) - 2.5%
Commercial Paper - 2.5%
$2,002,000	CVS Corp., 4.090% due 12/1/05	2,002,000
1,475,000	E.I. du Pont de Nemours & Co., 4.025% due 12/6/05	1,474,177

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,476,177)	3,476,177

	TOTAL INVESTMENTS - 99.9% (Cost - $29,099,562#)	136,508,430
	Other Assets in Excess of Liabilities - 0.1%	147,575

	TOTAL NET ASSETS - 100.0%	$136,656,005

*	Non-income producing security.

(a)	Illiquid Security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(c)	Convertible into Forest City Enterprises Inc., Class A shares.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Rates shown reflect yield to maturity on date of purchase.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Opportunity Fund Inc. (the “Fund”), is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$109,123,107
Gross unrealized depreciation	(1,714,239)

Net unrealized appreciation	$107,408,868

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Opportunity Fund Inc

By:	/s/ R. JAY GERKEN
R. Jay Gerken Executive Vice President

Date:	January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Executive Vice President

Date:	January 30, 2006

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date:	January 30, 2006